Document and Entity Information	Jun. 27, 2024
Cover [Abstract]
Entity Registrant Name	NORTHERN OIL & GAS, INC.
Amendment Flag	false
Entity Central Index Key	0001104485
Document Type	8-K
Document Period End Date	Jun. 27, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-33999
Entity Tax Identification Number	95-3848122
Entity Address, Address Line One	4350 Baker Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	476-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	NOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false